Property, plant and equipment - Changes in property plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 8,509	$ 7,738
Exceptional accelerated depreciation and impairment	(174)	(46)	$ (87)
Borrowing costs capitalised	46	0	0
Ending Balance	9,528	8,509	7,738
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	2,519	2,364
Ending Balance	2,901	2,519	2,364
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	4,121	3,503
Ending Balance	4,534	4,121	3,503
Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	72	68
Ending Balance	86	72	68
Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	234	232
Ending Balance	196	234	232
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	13,029	12,055
Hyperinflation adjustment	82	148
Exchange differences	628	(274)
Acquisitions	1
Sale of businesses		(18)
Additions	1,582	1,546
Borrowing costs capitalised	94
Disposals	(410)	(283)
Transfers	0	0
Reclassification to assets held for sale	(336)	(145)
Ending Balance	14,670	13,029	12,055
Cost | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	3,617	3,350
Hyperinflation adjustment	33	48
Exchange differences	162	(74)
Acquisitions	0
Sale of businesses		(1)
Additions	160	207
Borrowing costs capitalised	16
Disposals	(93)	(57)
Transfers	367	169
Reclassification to assets held for sale	(40)	(25)
Ending Balance	4,222	3,617	3,350
Cost | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	7,158	6,449
Hyperinflation adjustment	38	70
Exchange differences	354	(123)
Acquisitions	0
Sale of businesses		(14)
Additions	388	383
Borrowing costs capitalised	22
Disposals	(222)	(189)
Transfers	415	679
Reclassification to assets held for sale	(211)	(97)
Ending Balance	7,942	7,158	6,449
Cost | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	177	164
Hyperinflation adjustment	1	2
Exchange differences	30	(3)
Acquisitions	0
Sale of businesses		(3)
Additions	19	15
Borrowing costs capitalised	0
Disposals	(16)	(9)
Transfers	11	11
Reclassification to assets held for sale	(1)	0
Ending Balance	221	177	164
Cost | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	514	521
Hyperinflation adjustment	6	12
Exchange differences	42	(24)
Acquisitions	0
Sale of businesses		0
Additions	38	30
Borrowing costs capitalised	0
Disposals	(43)	(19)
Transfers	(7)	13
Reclassification to assets held for sale	(76)	(19)
Ending Balance	474	514	521
Cost | Under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,563	1,571
Hyperinflation adjustment	4	16
Exchange differences	40	(50)
Acquisitions	1
Sale of businesses		0
Additions	977	911
Borrowing costs capitalised	56
Disposals	(36)	(9)
Transfers	(786)	(872)
Reclassification to assets held for sale	(8)	(4)
Ending Balance	1,811	1,563	1,571
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(4,520)	(4,317)
Exchange differences	(251)	107
Depreciation charge for the year	(654)	(600)
Exceptional accelerated depreciation and impairment	(152)	(46)
Sale of businesses		17
Disposals	340	228
Reclassification to assets held for sale	95	91
Ending Balance	(5,142)	(4,520)	(4,317)
Accumulated depreciation | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(1,098)	(986)
Exchange differences	(90)	20
Depreciation charge for the year	(180)	(175)
Exceptional accelerated depreciation and impairment	(34)	(9)
Sale of businesses		1
Disposals	73	43
Reclassification to assets held for sale	8	8
Ending Balance	(1,321)	(1,098)	(986)
Accumulated depreciation | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,037)	(2,946)
Exchange differences	(119)	69
Depreciation charge for the year	(408)	(365)
Exceptional accelerated depreciation and impairment	(115)	(36)
Sale of businesses		13
Disposals	212	156
Reclassification to assets held for sale	59	72
Ending Balance	(3,408)	(3,037)	(2,946)
Accumulated depreciation | Fixtures and fittings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(105)	(96)
Exchange differences	(19)	3
Depreciation charge for the year	(24)	(23)
Exceptional accelerated depreciation and impairment	(3)	(1)
Sale of businesses		3
Disposals	15	9
Reclassification to assets held for sale	1	0
Ending Balance	(135)	(105)	(96)
Accumulated depreciation | Returnable bottles and crates
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(280)	(289)
Exchange differences	(23)	15
Depreciation charge for the year	(42)	(37)
Exceptional accelerated depreciation and impairment	0	0
Sale of businesses		0
Disposals	40	20
Reclassification to assets held for sale	27	11
Ending Balance	$ (278)	$ (280)	$ (289)